WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	BRAZIL — 9.2%
1,177,999	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$21,055,971
1,881,100	Embraer S.A.*	21,673,938
1,610,922	NU Holdings Ltd. - Class A*	16,495,841
1,857,400	TOTVS S.A.	10,861,550
		70,087,300
	CANADA — 2.2%
210,075	Celestica, Inc.*	16,556,011
	CHINA — 29.2%
1,482,200	Alibaba Group Holding Ltd.	24,524,291
2,314,030	Chongqing Baiya Sanitary Products Co., Ltd. - Class A	7,885,004
481,415	Contemporary Amperex Technology Co., Ltd. - Class A	16,849,638
4,850,451	DiDi Global, Inc. - ADR*	23,476,183
1,600,800	Giant Biogene Holding Co., Ltd.	14,556,223
415,220	Luckin Coffee, Inc. - ADR*	14,362,460
27,573,000	Meitu, Inc.*	19,404,036
432,900	Meituan - Class B*	8,710,961
3,354,960	NARI Technology Co., Ltd. - Class A	10,133,351
95,467	PDD Holdings, Inc. - ADR*	11,298,519
386,307	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	12,467,024
743,900	Tencent Holdings Ltd.	47,531,897
200,091	Trip.com Group Ltd. - ADR	12,721,786
		223,921,373
	GREECE — 2.5%
3,427,619	Piraeus Financial Holdings S.A.*	18,834,114
	INDIA — 10.9%
1,630,460	ICICI Bank Ltd.	25,627,605
1,279,325	KEC International Ltd.	11,646,114
756,485	Kotak Mahindra Bank Ltd.	19,150,944
752,772	PB Fintech Ltd.*	13,901,394
656,143	Phoenix Mills Ltd.	12,572,790
70,541	SAI Life Sciences Ltd.*,1	625,373
		83,524,220
	INDONESIA — 2.5%
21,473,775	Bank Central Asia Tbk P.T.	11,022,167
25,498,300	Bank Mandiri Persero Tbk P.T.	7,915,627
		18,937,794
	KAZAKSTAN — 0.8%
68,902	Kaspi.KZ JSC - ADR	6,397,551

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.8%
578,569	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	$10,698,063
1,335,000	Qualitas Controladora S.A.B. de C.V.	11,600,726
141,809	Vista Energy S.A.B. de C.V. - ADR*	6,602,627
		28,901,416
	PERU — 2.3%
96,254	Credicorp Ltd.	17,918,645
	POLAND — 1.0%
516,885	InPost S.A.*	7,586,047
	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC[2]	—
	SAUDI ARABIA — 1.3%
216,926	Bupa Arabia for Cooperative Insurance Co.	10,212,773
	SINGAPORE — 5.6%
331,530	Sea Ltd. - ADR*	43,261,350
	SOUTH AFRICA — 2.9%
67,829	Capitec Bank Holdings Ltd.	11,536,401
2,834,395	OUTsurance Group Ltd.	10,774,875
		22,311,276
	SOUTH KOREA — 9.7%
597,322	Coupang, Inc.*	13,099,271
147,166	Coway Co., Ltd.	8,107,140
175,605	HD Hyundai Marine Solution Co., Ltd.	16,149,660
108,095	Hyundai Rotem Co., Ltd.	7,774,122
44,650	LIG Nex1 Co., Ltd.	7,601,165
326,779	Shinhan Financial Group Co., Ltd.	10,457,861
80,542	SK Hynix, Inc.	10,736,734
		73,925,953
	TAIWAN — 15.5%
1,130,000	Bizlink Holding, Inc.	17,564,514
395,263	MediaTek, Inc.	17,036,015
2,979,000	Taiwan Semiconductor Manufacturing Co., Ltd.	83,897,549
		118,498,078
	TOTAL COMMON STOCKS
	(Cost $686,696,427)	760,873,901

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 0.2%
$1,685,387	UMB Bank, Money Market Special II, 4.19%[3]	$1,685,387
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $1,685,387)	1,685,387
	TOTAL INVESTMENTS — 99.6%
	(Cost $688,381,814)	762,559,288
	Other Assets in Excess of Liabilities — 0.4%	2,808,353
	TOTAL NET ASSETS — 100.0%	$765,367,641

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $625,373, which represents 0.08% of total net assets of the Fund.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.